Note 17 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 3,436	$ 7,560	$ 7,257
Interest paid	14,530	2,955	893
Interest received	$ 35,485